FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENT
Transfers of financial assets from level 1 to 2	$ 0
Transfers of financial assets from level 2 to 1	0
Transfers of financial assets into 3	0
Transfers of financial assets from 3	0
Transfers of financial liabilities from level 1 to 2	0
Transfers of financial liabilities from level 2 to 1	0
Transfers of financial liabilities into 3	0
Transfers of financial liabilities from 3	0
Long term debt
FAIR VALUE MEASUREMENT
Total financial liabilities	179,700	$ 1,097,300
Fair value measurement at Recurring basis
FAIR VALUE MEASUREMENT
Total financial assets	1,561,370	621,883
Total financial liabilities	5,676	100,182
Fair value measurement at Recurring basis | Fair value of derivative financial instruments
FAIR VALUE MEASUREMENT
Total financial liabilities	5,676	100,182
Fair value measurement at Recurring basis | Trade receivables
FAIR VALUE MEASUREMENT
Total financial assets	18,690	7,646
Fair value measurement at Recurring basis | Equity securities (FVOCI)
FAIR VALUE MEASUREMENT
Total financial assets	1,423,499	559,165
Fair value measurement at Recurring basis | Share purchase warrants (FVPL)
FAIR VALUE MEASUREMENT
Total financial assets	84,753	53,724
Fair value measurement at Recurring basis | Fair value of derivative financial instruments
FAIR VALUE MEASUREMENT
Total financial assets	34,428	1,348
Fair value measurement at Recurring basis | Level 1
FAIR VALUE MEASUREMENT
Total financial assets	1,348,545	526,726
Fair value measurement at Recurring basis | Level 1 | Equity securities (FVOCI)
FAIR VALUE MEASUREMENT
Total financial assets	1,348,545	526,726
Fair value measurement at Recurring basis | Level 2
FAIR VALUE MEASUREMENT
Total financial assets	212,825	95,157
Total financial liabilities	5,676	100,182
Fair value measurement at Recurring basis | Level 2 | Fair value of derivative financial instruments
FAIR VALUE MEASUREMENT
Total financial liabilities	5,676	100,182
Fair value measurement at Recurring basis | Level 2 | Trade receivables
FAIR VALUE MEASUREMENT
Total financial assets	18,690	7,646
Fair value measurement at Recurring basis | Level 2 | Equity securities (FVOCI)
FAIR VALUE MEASUREMENT
Total financial assets	74,954	32,439
Fair value measurement at Recurring basis | Level 2 | Share purchase warrants (FVPL)
FAIR VALUE MEASUREMENT
Total financial assets	84,753	53,724
Fair value measurement at Recurring basis | Level 2 | Fair value of derivative financial instruments
FAIR VALUE MEASUREMENT
Total financial assets	$ 34,428	$ 1,348